INCOME TAX	12 Months Ended
Jun. 30, 2021
Income tax [abstract]
Income tax
18

INCOME TAX
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Management periodically evaluates

positions taken where

tax regulations are

subject to interpretation.

This includes the

treatment
of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated

by applying a forecast weighted

average tax rate that is

based on a prescribed formula.

The
calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change

materially over time.

These assumptions and

estimates include expected

future profitability and

timing of the
reversal of

the temporary

differences. Due

to the

forecast weighted

average tax

rate being

based on

a prescribed

formula that
increases the effective

tax rate with an

increase in forecast

future profitability,

and vice versa,

the tax rate can

vary significantly
year on year and can move contrary to current period financial performance.
A 100

basis points increase

in the effective

tax rate will

result in an

increase in the

net deferred tax

liability at June

30, 2021 of
approximately R 14.2

million (2020: R
10.3

million; 2019: R
8.6

million).
The assessment of the

probability that future taxable profits

will be available against

which the tax losses and

unredeemed capital
expenditure

can

be

utilised

requires

the

use

of

assumptions

and

estimates

and

are

inherently

uncertain

and

could

change
materially over time.
Capital expenditure

is assessed

by the

South African

Revenue Service

(“SARS”) when

it is

redeemed against

taxable mining
income rather than when

it is incurred. A

different interpretation by

SARS regarding the deductibility

of these capital allowances
may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.
ACCOUNTING POLICIES
Income tax

expense comprises

current and deferred

tax. Each

company is taxed

as a

separate entity

and tax

is not

set-off between
the companies.
Current tax
Current tax comprises the expected

tax payable or receivable on

the taxable income or loss

for the year and any

adjustment on
tax payable

or receivable

in respect

of the

previous year.

Amounts are

recognised in

profit or

loss except

to the

extent that

it
relates to items recognised directly in equity or

OCI. The current tax charge is calculated on

the basis of the tax laws enacted or
substantively enacted at the reporting date.

Deferred tax
Deferred tax

is recognised

in respect

of temporary

differences between

the carrying

amounts and

the tax

bases of

assets and
liabilities. Deferred

tax is

not recognised

on the

initial recognition

of assets

or liabilities

in a

transaction that

is not

a business
combination and that affects neither accounting nor taxable profit.
Deferred tax

assets relating

to unutilised

tax losses

and unutilised

capital allowances

are recognised

to the

extent that

it is

probable
that future taxable profits will

be available against which

the unutilised tax losses

and unutilised capital allowances

can be utilised.
The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to
temporary differences when they

reverse, using tax rates enacted or

substantially enacted at the reporting

date.
Tax

on gold mining income is determined based on a

formula: Y = 34 - 170/X where Y is the

percentage rate of tax payable and
X is the ratio of taxable income, net of any qualifying capital expenditure that bears to gold mining income derived, expressed as a percentage. Non-mining income, which consists primarily

of interest accrued, is taxed at a

standard rate of
28 % for all periods
presented.
All mining capital expenditure is deducted in the year

it is incurred to the extent that it does

not result in an assessed loss. Capital
expenditure not deducted

from mining

income is

carried forward as

unutilised capital

allowances to be

deducted from future

mining
income.
Amendment in the corporate income tax rate
On February 24, 2021 the Minister

of Finance announced in his budget speech that

the corporate income tax (“
CIT ”) rate will be
lowered from 28 % to 27
% for companies

with years of assessment

commencing on or after

1 April 2022. It

was further announced
that the lowering

of the CIT

rate will be

implemented alongside additional

amendments to broaden

the CIT base

by limiting interest
deductions and assessed losses. These additional amendments have not been announced to date.
The lowering of

the CIT rate

is therefore inextricably

linked to the

additional amendments to the

CIT laws that

are not known

at
the date of the budget speech or at the date of

publishing of these consolidated financial statements. As a result, the lowering of
the CIT rate is not regarded as

having been substantively enacted to date due

to a significant degree of uncertainty that exists

if
the proposed lowering of

the CIT rate from
28 % to 27
% as announced will

be promulgated by the

South African parliament in

a
substantially unchanged manner.

The mining operations

of the Group

accounts for income

tax using the

gold mining formula

as opposed to

the CIT rate.

Only Group
companies that

do not

conduct mining

operations account

for income

tax by

applying the

CIT.

These Group

companies do

not
generate significant

taxable income.

As a

result, the

change in

the CIT

rate is

not expected

to have

a material

impact on

the
consolidated

financial

statements

of

the

Group.

A

final

assessment

will

be

completed

on

the

promulgation

of

the

additional
amendments to the CIT laws.
Amounts in R million 2021 2020 2019
Current tax (423.7) (263.2) 1.6
Mining tax (423.7) (263.2) -
Non-Mining, company and capital gains tax - - 1.6
Deferred tax (100.0) (80.7) (28.2)
Deferred tax charge - Mining tax (104.0) (59.1) (14.8)
Deferred tax charge - Non-mining, company and capital gains tax (19.1) (2.1) 1.6
Deferred tax rate adjustment - (20.7) (15.0)
Recognition of previously unrecognised tax losses 7.8 - -
(Derecognition)/recognition of previously unrecognised tax losses of a capital nature (1.2) 1.2 -
Recognition of previously unrecognised deductible temporary differences 16.5 - -
(523.7) (343.9) (26.6)
Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax

on net profit before tax at the South African corporate tax rate of
28% (549.9) (274.1) (30.2)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula 3.7 (0.9) 7.4
Deferred tax rate adjustment (a) - (20.7) (15.0)
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition (b) (21.2) (21.4)

1
(4.9)

1
Non-deductible expenditure (c)

(6.2) (7.9)

1
(7.0)

1
Exempt income and other non-taxable income (d) 22.8 2.4 4.4
Recognition of previously unrecognised deductible temporary differences 16.5 - -
(Derecognition)/recognition of previously unrecognised tax losses of a capital nature (1.2) 1.2 -
Utilisation of tax losses for which deferred tax assets were previously unrecognised 7.8 - -
Current year tax losses for which no deferred tax was recognised (0.1) (23.5) (2.7)
Other items 3.3 0.4 16.8
Tax

incentives
0.8 0.6 1.7
Over provided in prior periods - - 2.9
Income tax (523.7) (343.9) (26.6)

1
During 2021, the Group disaggregated “Non-deductible

expenditure” into “Non-deductible expenditure”

and “Depreciation of property, plant
and equipment exempt from deferred tax on initial

recognition” respectively to present material items

separately
(a) Deferred tax rate adjustment

Ergo’s forecast weighted average deferred tax rate remained unchanged at 25.0% (2020: increased from 22.0 % to 25.0 % due to the increase

in forecast

taxable income

of Ergo;

2019: increased

from
20.3 % to 22.0
% due

to an

increase in

forecast taxable
income of Ergo).
FWGR’s forecast weighted average deferred tax rate remained unchanged at 30.0% (2020: 30.0%; 2019: 30.0%).
(b) Depreciation of property, plant and equipment exempt from deferred tax on initial recognition
Depreciation of R 68.7

million (2020: R
73.2

million; 2019: R
16.6

million) on the

fair value of

FWGR’s property, plant and equipment
that was exempt from deferred tax on initial recognition in terms of IAS 12 Income Taxes .
(c) Non-deductible expenditure
The most significant non-deductible expenditure incurred by the Group during the year includes:
R 7.4

million discount recognised on Payments made under protest (2020: R
7.1

million; 2019: R
6.5

million);
●

R
17.0

million

expenditure

not

incurred

in

generation

of

taxable

income

or

capital

in

nature

(2020:

R
2.7

million;

2019:

R
6.0
million);

and
●

Nil net

operating cost

related to

Ergo Business

Development Academy

Not for

Profit Company

that is

not deductible

as it

is
exempt from income tax (2020: R 14.6

million; 2019: R
11.3

million).
(d) Exempt income and other non-taxable income
The most significant exempt income earned by the Group during the year includes:
R 76.1

million dividends received (2020: R
4.3

million; 2019: nil);
●

R
4.8

million unwinding recognised on Payments made under protest (2020: R
4.0

million; 2019: R
3.0

million); and
●

R
1.0

million net operating

income related to

Ergo Business Development

Academy Not for Profit

Company that is not

taxable
as it

is exempt

from income

tax (2020

and 2019

Ergo Business

Development Academy

Not for

Profit Company

incurred net
operating cost that is not deductible as it is exempt from income tax – refer to (c) non-deductible expenditure).
18.2

DEFERRED TAX
Amounts in R million 2021 2020
Included in the statement of financial position as follows:
Deferred tax assets 5.8 8.0
Deferred tax liabilities (377.1) (273.1)
Net deferred tax liabilities (371.3) (265.1)
Reconciliation of the deferred tax balance:
Balance at the beginning of the year (265.1) (183.2)
Recognised in profit or loss (100.0) (80.7)
Recognised in other comprehensive income (6.2) (1.2)
Balance at the end of the year (371.3) (265.1)
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million 2021 2020
Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances) (494.4) (422.4)
Environmental rehabilitation obligation funds (60.2) (51.4)
Other investments (7.4) (1.2)
Gross deferred tax liabilities (562.0) (475.0)
Deferred tax assets
Environmental rehabilitation obligation 124.5 126.5
Other provisions 46.7 72.6
Other temporary differences

1
14.3 8.5
Estimated tax losses 4.1 -
Estimated tax losses - Capital nature - 1.2
Estimated unredeemed capital allowances 1.1 1.1
Gross deferred tax assets 190.7 209.9
Net deferred tax liabilities (371.3) (265.1)
1

Includes the temporary differences on the lease liability
Deferred tax assets have not been recognised in respect of the following:
Amounts in R million 2021 2020
Provisions - 20.3
Estimated tax losses 16.7 22.0
Estimated tax losses - Capital nature 325.2 324.0
Unredeemed capital expenditure
253.3 254.7
Deferred tax

assets for

tax losses,

unredeemed capital

expenditure and

capital losses

have not

been recognised

where future
taxable profits against which these can be utilised are not anticipated. These do not have an expiry date.